Basis of Presentation and Significant Accounting Policies, Basis of Presentation (Q2) (Details) - MIBA [Member] - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	May 31, 2023	Jun. 30, 2023
Basis of Presentation [Abstract]
Amount contributed in equity	$ 0.2	$ 0.2
Percentage of interest in equity	56.00%	56.00%